INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest income	$ 27.8	$ 8.5
Gain on sale of royalties	15.5	0.0
Gains (losses) on non-hedge derivatives and warrants	12.6	3.1
Insurance recoveries	0.6	1.2
Fair value of deferred consideration from the sale of Sadiola	(4.3)	0.7
Other gains (losses)	1.0	0.5
Interest income, derivatives and other investment gains	$ 53.2	$ 14.0